787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

November 27, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Municipal Series Trust

(File No. 33-08058 and File No. 811-04802)

Ladies and Gentlemen:

On behalf of BlackRock Municipal Series Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 14, 2013, to the Summary Prospectus and the Prospectus, each dated September 30, 2013, for BlackRock Intermediate Municipal Fund, a series of the Registrant (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated November 27, 2013 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana Huffman
Diana Huffman

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC